CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 10,265,613	$ 7,722,510	$ 4,885,916
Cost of revenues	(8,015,770)	(5,610,148)	(3,160,175)
Gross profit	2,249,843	2,112,362	1,725,741
Operating expenses:
Selling expenses	(319,000)	(291,977)	(333,387)
General and administrative expenses	(554,687)	(507,280)	(379,170)
Research and development expenses	(381,958)	(287,922)	(375,241)
Total operating expenses	(1,255,645)	(1,087,179)	(1,087,798)
Other income (expenses):
Interest income	1,477	1,050	396
Interest expense	(76,178)	(98,464)	(33,396)
Other income, net	613,057	252,781	31,094
Exchange gain	(20,213)	50,414	17,738
Total other income, net	518,143	205,781	15,832
Income before income tax	1,512,341	1,230,964	653,775
Income tax expenses	(159,069)	0	0
Net income	1,353,272	1,230,964	653,775
Less: Net income attributable to non-controlling interest	12,179	11,075	5,884
Net income attributable to Chromarie International Limited	1,341,093	1,219,889	647,891
Other comprehensive losses:
Foreign currency translation adjustments, net of tax	309,722	(26,880)	(176,554)
Total comprehensive income	1,662,994	1,204,084	477,221
Less: Total comprehensive income attributable to non-controlling interest	12,708	11,053	6,542
Total comprehensive income attributable to Chromarie International Limited	$ 1,650,286	$ 1,193,031	$ 470,679
Earnings per share, basic (in Dollars per share)	$ 0.13	$ 0.12	$ 0.06
Earnings per share, diluted (in Dollars per share)	$ 0.13	$ 0.12	$ 0.06
Weighted average shares outstanding, basic (in Shares)	10,395,000	10,395,000	10,395,000
Weighted average shares outstanding, diluted (in Shares)	10,395,000	10,395,000	10,395,000